Commitments And Contingencies Brazil Matters (Details) (Brazil [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Brazil [Member]
Loss Contingencies [Line Items]
Brazil Loss Contingency Estimate Of Possible Loss	$ 180
Loss Contingency Accrual, at Carrying Value	$ 32